Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Balance Sheets

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF MARCH 31, 2013

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$5,140	$475	$6,025	$0	$11,640
Accounts Receivable	27,924	6,801	0	(5,623)	29,102
Taxes Receivable	0	0	6,396	0	6,396
Short-Term Derivative Instruments	4,742	0	0	0	4,742
Assets Held For Sale	0	2,138	0	0	2,138
Inventory, Prepaid Expenses and Other	1,236	48	17	0	1,301

Total Current Assets	39,042	9,462	12,438	(5,623)	55,319
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	539,134	0	0	(1,496)	537,638
Unevaluated Oil and Gas Properties	171,901	0	0	0	171,901
Other Property and Equipment	48,834	5,483	0	0	54,317
Wells and Facilities in Progress	102,734	4,776	0	(296)	107,214
Pipelines	6,125	0	0	0	6,125

Total Property and Equipment	868,728	10,259	0	(1,792)	877,195
Less: Accumulated Depreciation, Depletion and Amortization	(155,638)	(925)	0	173	(156,390)

Net Property and Equipment	713,090	9,334	0	(1,619)	720,805
Deferred Financing Costs and Other Assets—Net	2,426	182	7,772	0	10,380
Equity Method Investments	16,800	0	0	0	16,800
Intercompany Receivables	2,338	0	474,556	(476,894)	0
Investment in Subsidiaries – Net	(341)	3,989	193,598	(197,246)	0
Long-Term Derivative Instruments	150	0	0	0	150

Total Assets	$773,505	$22,967	$688,364	$(681,382)	$803,454

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$43,081	$2,181	$0	$(990)	$44,272
Accrued Expenses	28,505	2,068	7,083	0	37,656
Short-Term Derivative Instruments	5,072	0	0	0	5,072
Current Deferred Tax Liability	0	0	565	0	565
Liabilities Related to Assets Held For Sale	0	50	0	0	50

Total Current Liabilities	76,658	4,299	7,648	(990)	87,615
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,704)	0	(1,704)
Senior Secured Line of Credit and Long-Term Debt	131	5,669	0	(4,633)	1,167
Long-Term Derivative Instruments	2,221	0	0	0	2,221
Long-Term Deferred Tax Liability	0	0	21,491	0	21,491
Other Deposits and Liabilities	5,739	0	0	0	5,739
Future Abandonment Cost	25,671	0	0	0	25,671
Intercompany Payables	400,510	76,384	0	(476,894)	0

Total Liabilities	510,930	86,352	277,435	(482,517)	392,200
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,227,718 shares issued and outstanding on March 31, 2013	0	0	52	0	52
Additional Paid-In Capital	177,145	2,889	452,431	(180,033)	452,432
Accumulated Earnings (Deficit)	85,430	(67,042)	(41,554)	(19,263)	(42,429)

Rex Energy Stockholders’ Equity	262,575	(64,153)	410,929	(199,296)	410,055
Noncontrolling Interests	0	768	0	431	1,199

Total Stockholders’ Equity	262,575	(63,385)	410,929	(198,865)	411,254
Total Liabilities and Stockholders’ Equity	$773,505	$22,967	$688,364	$(681,382)	$803,454

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2012

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$4,227	$824	$38,924	$0	$43,975
Accounts Receivable	26,490	3,367	0	(4,877)	24,980
Taxes Receivable	0	0	6,429	0	6,429
Short-Term Derivative Instruments	12,005	0	0	0	12,005
Assets Held For Sale	0	2,279	0	0	2,279
Inventory, Prepaid Expenses and Other	1,277	13	26	0	1,316

Total Current Assets	43,999	6,483	45,379	(4,877)	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	0	0	(1,258)	485,448
Unevaluated Oil and Gas Properties	165,503	0	0	0	165,503
Other Property and Equipment	45,613	4,455	0	5	50,073
Wells and Facilities in Progress	88,204	4,780	0	(71)	92,913
Pipelines	6,116	0	0	0	6,116

Total Property and Equipment	792,142	9,235	0	(1,324)	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(674)	0	150	(146,038)

Net Property and Equipment	646,628	8,561	0	(1,174)	654,015
Deferred Financing Costs and Other Assets—Net	2,427	199	7,403	0	10,029
Equity Method Investments	16,978	0	0	0	16,978
Intercompany Receivables	3,795	0	440,269	(444,064)	0
Investment in Subsidiaries—Net	(227)	(232)	193,790	(193,331)	0
Long-Term Derivative Instruments	704	0	0	0	704

Total Assets	$714,304	$15,011	$686,841	$(643,446)	$772,710

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$29,818	$1,560	$0	$(244)	$31,134
Accrued Expenses	19,891	1,036	1,494	0	22,421
Short-Term Derivative Instruments	1,389	0	0	0	1,389
Current Deferred Tax Liability	0	0	539	0	539
Liabilities Related to Assets Held For Sale	0	52	0	0	52

Total Current Liabilities	51,098	2,648	2,033	(244)	55,535
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,742)	0	(1,742)
Senior Secured Line of Credit and Long-Term Debt	26	5,598	0	(4,633)	991
Long-Term Derivative Instruments	1,510	0	0	0	1,510
Long-Term Deferred Tax Liability	0	0	23,625	0	23,625
Other Deposits and Liabilities	5,675	0	0	0	5,675
Future Abandonment Cost	24,822	0	0	0	24,822
Intercompany Payables	367,704	76,360	0	(444,064)	0

Total Liabilities	450,835	84,606	273,916	(448,941)	360,416
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0	52	0	52
Additional Paid-In Capital	177,143	(407)	451,062	(176,736)	451,062
Accumulated Deficit	86,326	(69,144)	(38,189)	(18,588)	(39,595)

Rex Energy Stockholders’ Equity	263,469	(69,551)	412,925	(195,324)	411,519
Noncontrolling Interests	0	(44)	0	819	775

Total Stockholders’ Equity	263,469	(69,595)	412,925	(194,505)	412,294

Total Liabilities and Stockholders’ Equity	$714,304	$15,011	$686,841	$(643,446)	$772,710

Condensed Consolidating Statements of Operations

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$40,940	$0	$0	$0	$40,940
Field Services Revenue	0	8,053	0	(1,547)	6,506
Other Revenue	24	0	0	0	24

TOTAL OPERATING REVENUE	40,964	8,053	0	(1,547)	47,470
OPERATING EXPENSES
Production and Lease Operating Expense	13,397	3	0	0	13,400
General and Administrative Expense	6,071	489	1,271	(35)	7,796
Gain on Disposal of Asset	(10)	0	0	0	(10)
Impairment Expense	66	0	0	0	66
Exploration Expense	2,044	0	0	0	2,044
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Field Services Operating Expense	0	5,138	0	(1,083)	4,055
Other Operating Expense	444	0	0	0	444

TOTAL OPERATING EXPENSES	32,925	5,897	1,271	(1,141)	38,952
INCOME (LOSS) FROM OPERATIONS	8,039	2,156	(1,271)	(406)	8,518
OTHER INCOME (EXPENSE)
Interest Expense	(9)	(12)	(3,984)	0	(4,005)
Loss on Derivatives, Net	(8,540)	0	0	0	(8,540)
Other Expense	(104)	0	0	(35)	(139)
Loss From Equity Method Investments	(178)	0	0	0	(178)
Income (Loss) From Equity in Consolidated Subsidiaries	(10)	10	31	(31)	0

TOTAL OTHER EXPENSE	(8,841)	(2)	(3,953)	(66)	(12,862)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(802)	2,154	(5,224)	(472)	(4,344)
Income Tax (Expense) Benefit	332	(718)	2,390	0	2,004

INCOME (LOSS) FROM CONTINUING OPERATIONS	(470)	1,436	(2,834)	(472)	(2,340)
Loss From Discontinued Operations, Net of Income Taxes	0	(61)	0	0	(61)

NET INCOME (LOSS)	(470)	1,375	(2,834)	(472)	(2,401)
Net Income Attributable to Noncontrolling Interests	0	433	0	0	433

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(470)	$942	$(2,834)	$(472)	$(2,834)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$31,483	$0	$0	$0	$31,483
Field Services Revenue	0	2,500	0	(194)	2,306
Other Revenue	70	0	0	(25)	45

TOTAL OPERATING REVENUE	31,553	2,500	0	(219)	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	12,295	4	0	0	12,299
General and Administrative Expense	4,686	177	557	(9)	5,411
Loss on Disposal of Asset	26	0	0	0	26
Impairment Expense	2,727	66	0	0	2,793
Exploration Expense	1,092	0	0	0	1,092
Depreciation, Depletion, Amortization and Accretion	9,501	56	0	(13)	9,544
Field Services Operating Expense	0	1,617	0	(161)	1,456
Other Operating Expense	326	0	0	0	326

TOTAL OPERATING EXPENSES	30,653	1,920	557	(183)	32,947
INCOME (LOSS) FROM OPERATIONS	900	580	(557)	(36)	887
OTHER INCOME (EXPENSE)
Interest Expense	(17)	(1)	(1,721)	0	(1,739)
Gain on Derivatives, Net	7,439	0	0	0	7,439
Other Income (Expense)	15	0	0	(9)	6
Loss From Equity Method Investments	(134)	0	0	0	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	(22)	22	(312)	312	0

TOTAL OTHER INCOME (EXPENSE)	7,281	21	(2,033)	303	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	8,181	601	(2,590)	267	6,459
Income Tax (Expense) Benefit	(3,394)	(198)	961	0	(2,631)

INCOME (LOSS) FROM CONTINUING OPERATIONS	4,787	403	(1,629)	267	3,828
Loss From Discontinued Operations, Net of Income Taxes	0	(5,355)	0	0	(5,355)

NET INCOME (LOSS)	4,787	(4,952)	(1,629)	267	(1,527)
Net Income Attributable to Noncontrolling Interests	0	101	0	0	101

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$4,787	$(5,053)	$(1,629)	$267	$(1,628)

Condensed Consolidating Statements of Cash Flows

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(470)	$1,375	$(2,834)	$(472)	$(2,401)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	178	0	0	0	178
Non-Cash Expenses	2	8	1,600	0	1,610
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Deferred Income Tax Expense (Benefit)	(332)	614	(2,390)	0	(2,108)
Unrealized (Gain) Loss on Derivatives	12,211	0	0	0	12,211
Gain on Sale of Assets and Equity Method Investments	(10)	4	0	0	(6)
Impairment Expense	66	0	0	0	66
Changes in operating assets and liabilities
Accounts Receivable	32,828	(3,409)	(34,256)	748	(4,089)
Inventory, Prepaid Expenses and Other Assets	41	(29)	9	0	21
Accounts Payable and Accrued Expenses	21,213	1,604	5,468	0	28,285
Other Assets and Liabilities	(9,990)	0	0	0	(9,990)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,650	434	(32,403)	253	34,934
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	707	4	6	(717)	0
Proceeds from Joint Venture Acreage Management	32	0	0	0	32
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	(60)	133	0	0	73
Acquisitions of Undeveloped Acreage	(5,756)	(2)	0	0	(5,758)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,445)	(806)	0	464	(60,787)

NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(65,522)	(671)	6	(253)	(66,440)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Loans and Other Notes Payable	(215)	(103)	0	0	(318)
Debt Issuance Costs	0	0	(668)	0	(668)
Proceeds from the Exercise of Stock Options	0	0	166	0	166
Capital Distributions by the Partners of Consolidated Joint Ventures	0	(9)	0	0	(9)

NET CASH USED IN FINANCING ACTIVITIES	(215)	(112)	(502)	0	(829)
NET INCREASE (DECREASE) IN CASH	913	(349)	(32,899)	0	(32,335)
CASH—BEGINNING	4,227	824	38,924	0	43,975

CASH—ENDING	$5,140	$475	$6,025	$0	$11,640

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$4,787	$(4,952)	$(1,629)	$267	$(1,527)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain From Equity Method Investments	134	0	0	0	134
Non-Cash Expense (Income)	(14)	(1)	489	0	474
Depreciation, Depletion, Amortization and Accretion	9,501	56	258	(13)	9,802
Deferred Income Tax Expense (Benefit)	3,394	(3,541)	(961)	0	(1,108)
Unrealized Gain on Derivatives	(3,654)	0	0	0	(3,654)
Dry Hole Expense	254	249	0	0	503
Loss on Sale of Assets and Equity Method Investments	26	144	0	0	170
Impairment Expense	2,728	8,335	0	0	11,063
Changes in operating assets and liabilities
Accounts Receivable	35,499	577	(38,991)	(69)	(2,984)
Inventory, Prepaid Expenses and Other Assets	(92)	(2)	13	0	(81)
Accounts Payable and Accrued Expenses	(2,979)	(735)	(17)	(15)	(3,746)
Other Assets and Liabilities	(2,004)	(282)	0	0	(2,286)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	47,580	(152)	(40,838)	170	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(2,837)	2,539	468	(170)	0
Proceeds from Joint Venture Acreage Management	147	0	0	0	147
Contributions to Equity Method Investments	0	(2,852)	0	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	3	1,221	0	0	1,224
Acquisitions of Undeveloped Acreage	(16,843)	(1)	0	0	(16,844)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(33,933)	(150)	58	0	(34,025)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(53,463)	757	526	(170)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	20,000	0	20,000
Repayments of Long-Term Debt and Lines of Credit	0	0	(50,000)	0	(50,000)
Repayments of Loans and Other Notes Payable	(204)	(14)	0	0	(218)
Debt Issuance Costs	0	0	(37)	0	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	0	(233)	0	(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	70,583	0	70,583
Capital Distributions by the Partners of Consolidated Joint Ventures	0	(41)	0	0	(41)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(204)	(55)	40,313	0	40,054
NET INCREASE (DECREASE) IN CASH	(6,087)	550	1	0	(5,536)
CASH—BEGINNING	11,337	409	50	0	11,796

CASH—ENDING	$5,250	$959	$51	$0	$6,260